SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 15 - SUBSEQUENT EVENTS

On September 29, 2022, the Board of Directors approved and authorized the issuance of up to 2.75 million ordinary shares of the Company to employees, directors and consultants. A total of 2.75 million ordinary shares were issued on October 14, 2022.